RESTRICTED CASH AND SHORT-TERM RECEIVABLES (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2015	Nov. 30, 2015	Dec. 31, 2014
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash	$ 408,563,000	$ 408,563,000		$ 74,587,000
Less: Amounts included in short-term restricted cash and short-term receivables	228,202,000	228,202,000		74,162,000
Long-term restricted cash	180,361,000	180,361,000		425,000
Minimum consolidated cash balances	50,000,000	50,000,000
Equity Swap
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash	92,752,000	92,752,000		46,051,000
Share Repurchase Forward Swap
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash	92,800,000	$ 92,800,000
Collateral required under share repurchase agreement, percentage of total purchase price		20.00%
ICBC Finance Leasing Co. Ltd Agreement
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash	35,450,000	$ 35,450,000		0
Projects
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash	0	0		3,111,000
Office Lease
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash	361,000	361,000		425,000
Golar Viking facility | Bank Guarantee
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash	0	0		25,000,000
Hilli
Restricted Cash and Cash Equivalents Items [Line Items]
Letter of credit available to project partner			$ 400,000,000
Hilli | Bank Guarantee
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash	280,000,000	$ 280,000,000	$ 305,000,000	$ 0
Release of restricted cash	25,000,000
Term of requirements		1 year
Cash collateral requirements after one year of full production	112,500,000	$ 112,500,000
Cash collateral requirements after second year of full production	$ 45,000,000	$ 45,000,000